American Century World Mutual Funds, Inc.

Prospectus Supplement

Emerging Markets Fund

Supplement dated December 22, 2008 ¡ Prospectus dated April 1, 2008

The following replaces the section The Fund Management Team on page 11.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is identified below:

Patricia Ribeiro

Ms. Ribeiro, Portfolio Manager and Senior Investment Analyst, joined American Century Investments and the team that manages the fund in 2006. From August 2005 to December 2005, she was a managing director at Medley Global Advisors LLC. From February 2005 to August 2005, she was an independent consultant for Black Arrow Capital Management LLC. From 1998 to 2001, she was at Citigroup Asset Management and most recently held the title of managing director. She has a bachelor’s degree in accounting from Rutgers University.

The statement of additional information provides additional information about the accounts managed by the portfolio manager, the structure of her compensation, and her ownership of fund securities.

American Century Investment Services, Inc., Distributor
©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63938   0812

American Century World Mutual Funds, Inc.

Prospectus Supplement

Life Sciences Fund

Supplement dated December 22, 2008 ¡ Prospectus dated April 1, 2008

The following replaces the section The Fund Management Team on page 12.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is identified below.

Steve Lurito

Mr. Lurito, Senior Vice President and Chief Investment Officer, U.S. Growth Equity, has been a member of the team that manages the fund since 2008. He joined American Century Investments in 2007. From 2006 to 2007, he was the chief investment officer at MUUS Asset Management. From 2004 to 2006, he was the director of small cap research, senior portfolio manager and managing director at Forstmann Leff Associates. He has a bachelor’s degree from the University of Virginia in Charlottesville and an MBA from The Wharton School of Business, University of Pennsylvania.

The statement of additional information provides additional information about the accounts managed by the portfolio manager, the structure of his compensation, and his ownership of fund securities.

American Century Investment Services, Inc., Distributor
©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63936   0812

 American Century World Mutual Funds, Inc.

Prospectus Supplement

Technology Fund

Supplement dated December 22, 2008 ¡ Prospectus dated April 1, 2008

The following replaces the section The Fund Management Team on page 12.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio manager on the investment team who is primarily responsible for the day-to-day management of the fund is identified below.

Steve Lurito

Mr. Lurito, Senior Vice President and Chief Investment Officer, U.S. Growth Equity, has been a member of the team that manages the fund since 2008. He joined American Century Investments in 2007. From 2006 to 2007, he was the chief investment officer at MUUS Asset Management. From 2004 to 2006, he was the director of small cap research, senior portfolio manager and managing director at Forstmann Leff Associates. He has a bachelor’s degree from the University of Virginia in Charlottesville and an MBA from The Wharton School of Business, University of Pennsylvania.

The statement of additional information provides additional information about the accounts managed by the portfolio manager, the structure of his compensation, and his ownership of fund securities.

American Century Investment Services, Inc., Distributor
©2008 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-63937   0812